TRADE AND OTHER RECEIVABLES - Movements in the provision for bad and doubtful debts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables [Line Items]
At 1 January	$ 69	$ 54	$ 64
Exchange adjustment	(3)	3	(3)
Reclassification	(8)
Acquisitions		1
Net receivables provided/(provision released) during the year	14	17	7
Utilisation of provision	(24)	(6)	(14)
At 31 December	62	69	$ 54
Adoption of IFRS 9
Disclosure Of Trade And Other Receivables [Line Items]
At 1 January	14
At 31 December		14
IFRS 9
Disclosure Of Trade And Other Receivables [Line Items]
At 1 January	$ 83
At 31 December		$ 83